Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.69208%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,096,518.04

Principal:
Principal Collections	$28,987,326.02
Prepayments in Full	$14,410,376.86
Liquidation Proceeds	$601,651.33
Recoveries	$11,114.10
Sub Total	$44,010,468.31
Collections	$49,106,986.35

Purchase Amounts:
Purchase Amounts Related to Principal	$113,976.09
Purchase Amounts Related to Interest	$704.26
Sub Total	$114,680.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,221,666.70

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,221,666.70
Servicing Fee	$1,015,844.54	$1,015,844.54	$0.00	$0.00	$48,205,822.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,205,822.16
Interest - Class A-2a Notes	$1,190,588.01	$1,190,588.01	$0.00	$0.00	$47,015,234.15
Interest - Class A-2b Notes	$373,058.57	$373,058.57	$0.00	$0.00	$46,642,175.58
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$44,595,335.58
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$44,189,915.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,189,915.58
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$43,997,277.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,997,277.58
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,997,277.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,997,277.58
Regular Principal Payment	$48,612,789.58	$43,997,277.58	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,221,666.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,997,277.58
Total					$43,997,277.58

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$33,675,093.46	$82.58	$1,190,588.01	$2.92	$34,865,681.47	$85.50
Class A-2b Notes	$10,322,184.12	$82.58	$373,058.57	$2.98	$10,695,242.69	$85.56
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$43,997,277.58	$27.87	$4,208,544.58	$2.67	$48,205,822.16	$30.54

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$311,264,838.36	0.7632782	$277,589,744.90	0.6807007
Class A-2b Notes	$95,409,771.45	0.7632782	$85,087,587.33	0.6807007
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,122,814,609.81	0.7111192	$1,078,817,332.23	0.6832542

Pool Information
Weighted Average APR	4.839%	4.845%
Weighted Average Remaining Term	49.15	48.37
Number of Receivables Outstanding	35,403	34,708
Pool Balance	$1,219,013,447.86	$1,174,301,836.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,147,579,684.89	$1,105,780,768.79
Pool Factor	0.7241510	0.6975902

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$68,521,067.24
Targeted Overcollateralization Amount	$100,100,015.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,484,503.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$598,281.53
(Recoveries)		23	$11,114.10
Net Loss for Current Collection Period			$587,167.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5780%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4736%
Second Prior Collection Period			0.9312%
Prior Collection Period			0.5049%
Current Collection Period			0.5888%
Four Month Average (Current and Prior Three Collection Periods)			0.6246%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		726	$4,647,408.64
(Cumulative Recoveries)			$118,790.70
Cumulative Net Loss for All Collection Periods			$4,528,617.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2690%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,401.39
Average Net Loss for Receivables that have experienced a Realized Loss			$6,237.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.82%	234	$9,623,320.69
61-90 Days Delinquent	0.16%	40	$1,872,640.39
91-120 Days Delinquent	0.02%	6	$265,448.13
Over 120 Days Delinquent	0.05%	11	$547,118.52
Total Delinquent Receivables	1.05%	291	$12,308,527.73

Repossession Inventory:
Repossessed in the Current Collection Period		19	$855,911.76
Total Repossessed Inventory		38	$1,836,672.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1303%
Prior Collection Period			0.1610%
Current Collection Period			0.1642%
Three Month Average			0.1519%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2287%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$3,962,554.05
2 Months Extended	110	$5,010,974.07
3+ Months Extended	24	$1,120,051.05

Total Receivables Extended	221	$10,093,579.17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer